Stock and Equity Based Compensation - Schedule of Stock-Based Compensation Plans and Related Costs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effects of equity and stock-based compensation plans and related costs
Share-based compensation	$ 2,190	$ 655	$ 3,318	$ 936	$ 1,752	$ 3,482	$ 544
General and administrative expenses
Effects of equity and stock-based compensation plans and related costs
Share-based compensation					2,983	3,757	438
Stock-based compensation capitalized pursuant to full cost method of accounting for oil and natural gas properties
Effects of equity and stock-based compensation plans and related costs
Share-based compensation					972	2,537	106
Related income tax benefit
Effects of equity and stock-based compensation plans and related costs
Share-based compensation					$ 704	$ 930	$ 0